Earnings per share (Details Textual) - MXN ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Earnings per share [Abstract]
Basic and diluted earnings (loss) per share	$ 8.25	$ 6.58	$ 6.36
Profit (loss), attributable to owners of parent	$ 4,948,242	$ 3,946,634	$ 3,812,840
Weighted average number of ordinary shares outstanding	599,997,696	599,979,844	599,631,383